Goodwill and Other Intangible Assets (Components of Intangible Assets Subject to Amortization) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 670,061	¥ 447,792
Accumulated amortization	241,819	224,527
Computer software, intangible asset
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	313,599	308,348
Accumulated amortization	193,785	181,972
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	172,234	17,159
Accumulated amortization	11,146	10,173
Patents and developed technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	106,250	39,685
Accumulated amortization	16,272	16,123
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	44,704	49,861
Accumulated amortization	5,610	2,952
License Fees
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	15,561	15,669
Accumulated amortization	6,756	5,617
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	17,713	17,070
Accumulated amortization	¥ 8,250	¥ 7,690